BASIC AND DILUTED INCOME PER SHARE - Additional Information (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [line items]
Number of share options and warrants outstanding (in shares)	5,562,984	7,021,514	2,854,744	3,345,354
Employee Stock Option
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	4,744,760	4,056,770	0
Contingently Issuable Shares
Earnings per share [line items]
Instruments with potential future dilutive effect not included in calculation of diluted earnings per share (in shares)	617,322	0	0